Consolidated statements of cash flows - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Cash flow from operating activities
Loss for the period	€ (57,523)	€ (41,366)	€ (32,365)
Adjustments for the period:
Income taxes	2	1	4
Depreciation and amortisation	1,334	1,115	906
Net gain / loss from disposal of leasehold improvements and equipment	0	34	(5)
Share-based payments	11,820	3,381	2,469
Finance income / costs - net	(6,509)	6,647	(15)
Total	(50,876)	(30,188)	(29,006)
Change in trade and other receivables	(2,369)	(1,065)	33
Change in inventories	(175)	50	(36)
Change in other assets	(2,274)	(1,260)	340
Change in trade, other payables, provisions and contract liabilities	(29,990)	12,848	(791)
sub-total	(85,684)	(19,615)	(29,460)
Interest received	0	294	628
Paid interest	(905)	(78)	(224)
Paid income tax	(2)	(1)	0
Net cash used in operating activities	(86,591)	(19,400)	(29,056)
Cash flow from investing activities
Purchase of intangible assets	(1,654)	(9)	(150)
Purchase of leasehold improvements and equipment	(2,196)	(431)	(1,324)
Cash paid for investments in financial assets	0	(8,101)	(45,131)
Cash received from maturity of financial assets	0	16,547	50,945
Net cash used for investing activities	(3,850)	8,006	4,340
Cash flow from financing activities
Proceeds from issue of common shares, including exercise of share based payment awards	124,460	74,195	31,373
Transaction costs related to issue of common shares	(7,412)	(2,294)	(2,215)
Proceeds from borrowings	17,500	0	562
Transaction costs related to borrowings	(311)	0	0
Repayment of lease liabilities	(564)	(521)	(405)
Repayment of borrowings	(92)	(2,128)	(3,277)
Cash flow from financing activities	133,581	69,252	26,038
Exchange-rate related changes of cash and cash equivalents	7,636	(6,238)	(917)
Net changes to cash and cash equivalents	43,140	57,858	1,322
Cash and cash equivalents at the beginning of the period	146,854	95,234	94,829
Cash and cash equivalents at the end of the period	€ 197,630	€ 146,854	€ 95,234